Fair value measurements - Schedule of Realized and Unrealized Gains From Investments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments			$ (2,697)	$ 1,192	$ 226	$ 1,372
Unrealized gain/(loss) on investments			11,216	1,877	(8,449)	14,778
Asset Management
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	$ 299	$ 62	380	207
Unrealized gain/(loss) on investments	1,043	(34)	2,670	(1,293)
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)
Asset Management | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain/(loss) on investments	0	281			(296)	85
Net gains (losses) from investment activities	0	281			(296)	85
Asset Management | Variable Interest Entity, Primary Beneficiary
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments					0	(53)
Unrealized gain/(loss) on investments					0	544
Net gains (losses) from investment activities					0	(240)
Asset Management | Variable Interest Entity, Primary Beneficiary | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments						(53)
Unrealized gain/(loss) on investments						544
Net gains (losses) from investment activities						491
Asset Management | Consolidated Balance Including Variable Interest Entity
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments					338	29
Unrealized gain/(loss) on investments					(1,869)	(373)
Net gains (losses) from investment activities					(1,531)	(344)
Asset Management | Consolidated Balance Including Variable Interest Entity | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments						(53)
Unrealized gain/(loss) on investments					(296)	(102)
Net gains (losses) from investment activities					(296)	(155)
Asset Management | Consolidated Entity, Excluding Consolidated VIE
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments					338	82
Unrealized gain/(loss) on investments					(1,869)	(186)
Net gains (losses) from investment activities					(1,531)	(104)
Asset Management | Corporate
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments					0	(2,950)
Unrealized gain/(loss) on investments					0	0
Net gains (losses) from investment activities					0	(2,950)
Asset Management | Corporate | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments						(2,950)
Net gains (losses) from investment activities						(2,950)
Asset Management | Contingent value right
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments					0	2,950
Unrealized gain/(loss) on investments					0	0
Net gains (losses) from investment activities					0	2,950
Asset Management | Contingent value right | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments						2,950
Net gains (losses) from investment activities						2,950
Asset Management | Debt obligation | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain/(loss) on investments	0	281	1,339	21	(296)	85
Net gains (losses) from investment activities	0	281	1,339	21	(296)	85
Asset Management | Debt | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain/(loss) on investments						(731)
Net gains (losses) from investment activities						(731)
Insurance Solutions
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain/(loss) on investments					(9,651)	(3,265)
Net gains (losses) from investment activities						16,246
Insurance Solutions | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	(729)	169	(2,887)	223
Unrealized gain/(loss) on investments	4,248	6,357	12,002	4,744
Net gains (losses) from investment activities	3,519	6,526	9,115	4,967
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	73	346	310	945	107	1,116
Unrealized gain/(loss) on investments	(1,405)	(977)	(2,194)	(2,004)	(3,177)	(2,303)
Net gains (losses) from investment activities	(1,332)	(631)	(1,884)	(1,059)	(3,070)	(1,187)
Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	73	346	310	945	107	1,116
Unrealized gain/(loss) on investments	(1,405)	(977)	(2,194)	(2,004)	(3,177)	(2,303)
Net gains (losses) from investment activities	(1,332)	(631)	(1,884)	(1,059)	(3,070)	(1,187)
Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	(994)	287	(3,081)	979	(112)	1,349
Unrealized gain/(loss) on investments	2,859	5,502	9,922	3,175	(6,938)	14,532
Net gains (losses) from investment activities	2,443	4,608	7,201	2,113	(11,281)	15,059
Insurance Solutions | Consolidated Balance Including Variable Interest Entity | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	(656)	515	(2,577)	1,168	240	1,077
Unrealized gain/(loss) on investments	2,843	5,380	9,808	2,740	(7,723)	13,469
Net gains (losses) from investment activities	2,187	5,895	7,231	3,908	(7,483)	14,546
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	(1,067)	(59)	(3,391)	34	(219)	233
Unrealized gain/(loss) on investments	4,264	6,479	12,116	5,179	(3,761)	16,835
Net gains (losses) from investment activities	3,775	5,239	9,085	3,172	(8,211)	16,246
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments					133	(39)
Unrealized gain/(loss) on investments					(4,546)	15,772
Net gains (losses) from investment activities					(4,413)	15,733
Insurance Solutions | Corporate
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	(706)	0	(1,773)	0	(165)	1
Unrealized gain/(loss) on investments	3,645	6,589	5,881	2,491	(3,710)	6,723
Net gains (losses) from investment activities	2,939	6,589	4,108	2,491	(3,875)	6,724
Insurance Solutions | Corporate | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	(706)		(1,815)			1
Unrealized gain/(loss) on investments	3,645	6,589	5,881	2,490	(3,710)	6,723
Net gains (losses) from investment activities	2,939	6,589	4,066	2,490	(3,710)	6,724
Insurance Solutions | U.S. state, territories and municipalities | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain/(loss) on investments	13	7	75	36	(10)	77
Net gains (losses) from investment activities	13	7	75	36	(10)	77
Insurance Solutions | Other government and agency
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	0	0	0	0	0	0
Unrealized gain/(loss) on investments	208	183	205	143	(18)	8
Net gains (losses) from investment activities	208	183	205	143	(18)	8
Insurance Solutions | Other government and agency | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain/(loss) on investments	208	183	205	143	(18)	8
Net gains (losses) from investment activities	208	183	205	143	(18)	8
Insurance Solutions | Asset and mortgage- backed securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	(361)	(222)	(613)	(142)	(158)	433
Unrealized gain/(loss) on investments	478	(156)	294	3,117	4,041	8,188
Net gains (losses) from investment activities	117	(378)	(319)	2,975	3,883	8,621
Insurance Solutions | Asset and mortgage- backed securities | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	(23)	7	(317)	39	21	30
Unrealized gain/(loss) on investments	478	(156)	294	3,117	4,041	8,188
Net gains (losses) from investment activities	455	(149)	(23)	3,156	4,062	8,218
Insurance Solutions | Corporate loans
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	0	156	0	177	110	(84)
Unrealized gain/(loss) on investments	(96)	(276)	1,330	(996)	(594)	687
Net gains (losses) from investment activities	(96)	(120)	1,330	(819)	(484)	603
Insurance Solutions | Corporate loans | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments	0	155	0	177	110	(84)
Unrealized gain/(loss) on investments	(96)	(276)	1,330	(996)	(594)	685
Net gains (losses) from investment activities	$ (96)	(121)	1,330	(819)	(484)	601
Insurance Solutions | Other invested assets | Fair value option
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized (gains) losses on investments		7	(755)	7	2	14
Unrealized gain/(loss) on investments		10	4,217	(46)	(4,255)	91
Net gains (losses) from investment activities		$ 17	$ 3,462	$ (39)	$ (4,253)	$ 105